Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Basic-
Basic-Net income attributable to NHI shareholders	¥ 239,617	¥ 131,550	¥ 224,785
Basic-Weighted average number of shares outstanding	3,560,775,652	3,600,701,499	3,645,514,878
Basic-Net income attributable to NHI shareholders per share	¥ 67.29	¥ 36.53	¥ 61.66
Diluted-
Diluted-Net income attributable to NHI shareholders	¥ 239,475	¥ 131,426	¥ 224,726
Diluted-Weighted average number of shares outstanding	3,647,729,909	3,700,388,050	3,743,690,088
Diluted-Net income attributable to NHI shareholders per share	¥ 65.65	¥ 35.52	¥ 60.03